Note 2 - Investment Securities - Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross realized gains	$ 0	$ 4,257	$ 1,656
Gross realized losses	0	2,879	827
Net realized gains	$ 0	$ 1,378	$ 829